RELATED PARTIES (Details) $ in Thousands	Oct. 20, 2009 USD ($)
Related Party Transaction [Line Items]
Related party transaction, rate	68.40%
CD&R Inc
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 8,250